Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities are Measured at Fair Value on Recurring Basis

As of December 31, 2023 and 2024, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31,	Description	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
		RMB	RMB	RMB
2023	Short-term investments	310,547	71,570	238,977
2023	Long-term investments	12,310	—	12,310
2024	Short-term investments	333,764	40,184	293,580
2024	Long-term investments	57,660	—	57,660

Schedule of Assets Measured at Fair Value on Non-recurring Basis	The following table presents the Group's assets measured at fair value on a non-recurring basis for the year ended December 31, 2022:

Years ended December 31,	Description	Fair Value	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
		RMB	RMB
2022	Equity method investments	—	—	12,186
2022	Goodwill	—	—	1,819,926
2022	Intangible assets - Non-Compete Commitment	—	—	14,733
2022	Intangible assets - technology/platform	2,000	2,000	6,217
2022	Intangible assets - brand names	20,000	20,000	185,975
2022	Deferred cost	16,659	16,659	70,406

Property and Equipment Estimated Useful Lives

Property, plant and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful lives
Buildings	30 years
Machinery	3-10 years
Electronic equipment	3 years
Leasehold improvement	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	3-10 years
Motor vehicle	3 years
Software	2-10 years

Schedule of Identifiable Intangible Assets	The identifiable intangible assets acquired are amortized on a straight-line basis over their respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Brand names	10 years
BCA	1-6 years
Technology/platform	5 years
NCC	5 years

Schedule of Net Product and Service Revenues by Revenue Streams and Geographical Location

For the year ended December 31, 2022, 2023 and 2024, the disaggregated revenues by revenue streams were as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net online product revenues	6,697,557	9,354,140	12,412,165
Net product revenues from offline channels	1,979,115	2,304,158	2,432,251
Net product revenues	8,676,672	11,658,298	14,844,416
Net service revenues for PJT marketplace	638,334	707,000	801,772
Net service revenues for Paipai marketplace	474,010	497,338	463,036
Net service revenues from other channels	80,408	103,146	219,176
Net service revenues	1,192,752	1,307,484	1,483,984

The following is the Group’s net product and service revenues by geographical location:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Mainland China	8,014,495	10,778,594	14,383,324
Hong Kong	659,277	827,182	424,266
Others	2,900	52,522	36,826
Net product revenues	8,676,672	11,658,298	14,844,416
Mainland China	1,191,924	1,305,727	1,481,427
Hong Kong	826	1,749	2,176
Others	2	8	381
Net service revenues	1,192,752	1,307,484	1,483,984

Schedule of Information about Group Segment and includes the Reconciliation to Loss from Operations

The table below provides Information about the Group’s segment and includes the reconciliation to net loss.

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net product revenues	8,676,672	11,658,298	14,844,416
Net service revenues	1,192,752	1,307,484	1,483,984
Less: Significant and other segment expenses
Merchandise costs	(7,596,613)	(10,338,870)	(13,086,418)
Other fulfillment expenses (Note I)	(1,079,407)	(1,100,604)	(1,361,624)
Other selling and marketing expenses (Note I)	(876,643)	(944,871)	(1,085,166)
Other general and administrative expenses (Note I)	(158,151)	(192,825)	(247,152)
Other technology and content expenses (Note I)	(192,944)	(173,135)	(191,736)
Share-based compensation expenses	(174,236)	(134,402)	(166,741)
Amortization of intangible assets and deferred cost resulting from assets and business acquisitions, net of tax effects	(247,285)	(247,023)	(155,614)
Impairment loss of deferred cost, intangible assets and goodwill	(2,097,257)	—	—
Other segment items (Note II)	85,175	9,698	(42,178)
Net loss	(2,467,937)	(156,250)	(8,229)

Note I: The other operating expenses are expenses excluding share-based compensation expenses, amortization of intangible assets and deferred cost resulting from assets and business acquisitions, net of tax effects and impairment loss of deferred cost, intangible assets and goodwill.

Note II: Other segment items including other operating income, net, interest expense and interest income, other (loss) income, net, current income tax expenses and share of loss in equity method investments.